Note 4 - Short-term Debt (Details Textual) - USD ($)	1 Months Ended
	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016
Director [Member]
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	875,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10
Acuitas [Member]
Warrant Term		5 years	5 years	5 years	5 years	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,028,029	431,818	363,636	306,818	200,000	450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.33	$ 0.33	$ 0.33	$ 0.33	$ 0.47	$ 0.47
Class of Warrant or Right, Outstanding					284,848	640,909
Acuitas [Member] | Exchange of Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,993,561
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.10
Senior Promissory Note [Member] | Acuitas [Member] | Exchanged Senior Demand Notes [Member]
Debt Instrument, Face Amount	$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,800,000
Acuitas [Member] | March 2016 Promissory Note [Member]
Proceeds from Issuance of Debt						$ 900,000
Debt Instrument, Face Amount						$ 900,000
Debt Instrument, Term						30 days
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Debt Instrument, Interest Rate, Stated Percentage After Maturity Date						12.00%
Acuitas [Member] | April 2016 Promissory Note [Member]
Proceeds from Issuance of Debt					$ 400,000
Debt Instrument, Face Amount					$ 1,300,000
Acuitas [Member] | May 2016 Promissory Note [Member]
Proceeds from Issuance of Debt				$ 405,000
Debt Instrument, Face Amount				$ 1,700,000
Acuitas [Member] | June 2016 Promissory Notes [Member]
Proceeds from Issuance of Debt			$ 480,000
Debt Instrument, Face Amount			$ 2,200,000
Acuitas [Member] | July 2016 Promissory Note [Member]
Proceeds from Issuance of Debt		$ 570,000
Debt Instrument, Face Amount		$ 2,800,000